Investment Risks	Oct. 28, 2026
HCM Defender 100 Index ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears directly or indirectly through investments in other funds. As with any fund, there is no guarantee that the Fund will achieve its goal.

HCM Defender 100 Index ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an authorized participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem large blocks of shares known as “Creation Units,” Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized participant risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

HCM Defender 100 Index ETF | Cash Or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

HCM Defender 100 Index ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund focuses its investments in securities of a particular industry to the extent that its index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

HCM Defender 100 Index ETF | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Credit risk is the risk that the issuer of a security and other instrument is not able to make principal and interest payments when due.
HCM Defender 100 Index ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The Fund may gain exposure to derivatives directly through investment in derivatives instruments, such as swaps, or indirectly through its investment in ETFs that invest in derivatives. The Fund’s exposure to derivative instruments, such as swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

HCM Defender 100 Index ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund cause the NAV of the Fund to fluctuate.

○	Common Stock Risk: Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer.

○	Preferred Stock Risk: Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock is subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below.

HCM Defender 100 Index ETF | E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk: The Fund is structured as an ETF and is subject to special risks, including:

○	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues: An active trading market for Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for Shares.

○	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

HCM Defender 100 Index ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk: The NAV of Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Exchange. The adviser cannot predict whether the Shares will trade below, at or above their NAV.

HCM Defender 100 Index ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Since the Fund’s investments may include ETFs with foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

HCM Defender 100 Index ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk: Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

HCM Defender 100 Index ETF | Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Provider Risk: The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its index, as published by its index provider. There is no assurance that the index provider will compile the index accurately, or that the index will be determined, composed or calculated accurately. While the index provider gives descriptions of what the index is designed to achieve, the index provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the index, and does not guarantee that its index will be in line with its methodology.

HCM Defender 100 Index ETF | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

HCM Defender 100 Index ETF | Leveraged E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged ETF Risk: Leveraged ETFs will amplify losses because they are designed to produce returns that are a multiple of the index to which they are linked. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

HCM Defender 100 Index ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

HCM Defender 100 Index ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk: The Fund buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

HCM Defender 100 Index ETF | Securities Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

HCM Defender 100 Index ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in its index, pricing differences, the Fund’s cash holdings, difference in timing of the accrual of dividends, changes to its index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the index does not.

HCM Defender 100 Index ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

HCM Defender 100 Index ETF | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk: Other investment companies, such as ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

HCM Defender 500 Index ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

The following describes the risks the Fund bears directly or indirectly through investments in other funds. As with any fund, there is no guarantee that the Fund will achieve its goal.

HCM Defender 500 Index ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an authorized participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem large blocks of shares known as “Creation Units,” Fund shares (“Shares”) may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized participant risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

HCM Defender 500 Index ETF | Cash Or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

HCM Defender 500 Index ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund focuses its investments in securities of a particular industry to the extent that its index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

HCM Defender 500 Index ETF | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Credit risk is the risk that the issuer of a security and other instrument is not able to make principal and interest payments when due.
HCM Defender 500 Index ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The Fund may gain exposure to derivatives directly through investment in derivative instruments, such as swaps, or indirectly through its investment in ETFs that invest in derivatives. The Fund’s exposure to derivative instruments, such as swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

HCM Defender 500 Index ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund cause the NAV of the Fund to fluctuate.

○	Common Stock Risk: Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer.

○	Preferred Stock Risk: Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock is subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below.

HCM Defender 500 Index ETF | E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk: The Fund is structured as an ETF and is subject to special risks, including:

○	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues: An active trading market for Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for Shares.

○	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

HCM Defender 500 Index ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk: The NAV of Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Exchange. The adviser cannot predict whether the Shares will trade below, at or above their NAV.

HCM Defender 500 Index ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Since the Fund’s investments may include ETFs with foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

HCM Defender 500 Index ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk: Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

HCM Defender 500 Index ETF | Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Provider Risk: The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its index, as published by its index provider. There is no assurance that the index provider will compile the index accurately, or that the index will be determined, composed or calculated accurately. While the index provider gives descriptions of what the index is designed to achieve, the index provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the index, and does not guarantee that its index will be in line with its methodology.

HCM Defender 500 Index ETF | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

HCM Defender 500 Index ETF | Leveraged E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged ETF Risk: Leveraged ETFs will amplify losses because they are designed to produce returns that are a multiple of the index to which they are linked. Most leveraged ETFs“reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

HCM Defender 500 Index ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

HCM Defender 500 Index ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk: The Fund buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

HCM Defender 500 Index ETF | Securities Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

HCM Defender 500 Index ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in its index, pricing differences, the Fund’s cash holdings, difference in timing of the accrual of dividends, changes to its index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the index does not.

HCM Defender 500 Index ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

HCM Defender 500 Index ETF | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk: Other investment companies, such as ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.